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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06341
Columbia Common Stock Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (Unaudited)	Columbia Common Stock Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 17.5%
Automobiles – 1.2%
	General Motors Corp.	90,960	3,510,146
		Automobiles Total	3,510,146
Hotels, Restaurants & Leisure – 1.7%
	Darden Restaurants, Inc.	174,990	4,770,227
		Hotels, Restaurants & Leisure Total	4,770,227
Leisure Equipment & Products – 0.6%
	Hasbro, Inc.	92,370	1,757,801
		Leisure Equipment & Products Total	1,757,801
Media – 10.2%
	Comcast Corp., Class A (a)	179,152	5,381,726
	DIRECTV Group, Inc. (a)	353,240	5,648,308
	Liberty Media Corp., Class A (a)	517,820	5,349,081
	Liberty Media International, Inc., Class A (a)	28,983	1,248,008
	News Corp., Class A	157,780	2,791,128
	Time Warner, Inc. (a)	341,440	6,046,902
	Viacom, Inc., Class B	86,780	3,011,266
		Media Total	29,476,419
Multiline Retail – 2.3%
	Kohl’s Corp. (a)	66,870	3,086,719
	Sears, Roebuck and Co.	68,400	3,558,852
		Multiline Retail Total	6,645,571
Specialty Retail – 1.5%
	RadioShack Corp.	138,970	4,387,283
		Specialty Retail Total	4,387,283
		CONSUMER DISCRETIONARY TOTAL	50,547,447
CONSUMER STAPLES – 6.5%
Beverages – 0.8%
	Coca-Cola Femsa, SA de CV, ADR	106,030	2,313,575
		Beverages Total	2,313,575
Food & Staples Retailing – 1.9%
	Sysco Corp.	23,540	818,015
	Wal-Mart Stores, Inc.	87,230	4,541,194
		Food & Staples Retailing Total	5,359,209
Food Products – 1.4%
	Sara Lee Corp.	168,310	3,951,919
		Food Products Total	3,951,919

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 0.9%
	Colgate-Palmolive Co.	57,720	2,654,543
		Household Products Total	2,654,543
Tobacco – 1.5%
	Altria Group, Inc.	76,485	4,397,123
		Tobacco Total	4,397,123
		CONSUMER STAPLES TOTAL	18,676,369
ENERGY – 4.7%
Energy Equipment & Services – 0.8%
	Transocean, Inc. (a)	55,700	2,243,039
		Energy Equipment & Services Total	2,243,039
Oil & Gas – 3.9%
	Anadarko Petroleum Corp.	36,670	2,552,232
	BP PLC, ADR	27,660	1,696,941
	Devon Energy Corp.	83,720	3,467,682
	Kerr-McGee Corp.	57,200	3,559,556
		Oil & Gas Total	11,276,411
		ENERGY TOTAL	13,519,450
FINANCIALS – 16.7%
Capital Markets – 2.0%
	A.G. Edwards, Inc.	45,650	1,784,915
	E*TRADE Financial Corp. (a)	138,730	1,922,798
	Morgan Stanley	43,590	2,212,192
		Capital Markets Total	5,919,905
Commercial Banks – 1.0%
	Fifth Third Bancorp	58,860	2,964,190
		Commercial Banks Total	2,964,190
Consumer Finance – 1.1%
	American Express Co.	57,570	3,207,225
		Consumer Finance Total	3,207,225
Diversified Financial Services – 3.2%
	Citigroup, Inc.	103,089	4,613,233
	JPMorgan Chase & Co.	122,142	4,598,646
		Diversified Financial Services Total	9,211,879
Insurance – 5.8%
	ACE Ltd.	124,710	5,040,779
	Allstate Corp.	36,270	1,831,635
	Berkshire Hathaway, Inc., Class B (a)	925	2,571,500
	Chubb Corp.	23,515	1,792,078

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	UnumProvident Corp.	349,860	5,447,320
		Insurance Total	16,683,312
Thrifts & Mortgage Finance – 3.6%
	Fannie Mae	38,385	2,637,049
	MGIC Investment Corp.	113,040	7,686,720
		Thrifts & Mortgage Finance Total	10,323,769
		FINANCIALS TOTAL	48,310,280
HEALTH CARE – 14.4%
Biotechnology – 2.5%
	Amgen, Inc. (a)	87,522	5,254,821
	MedImmune, Inc. (a)	73,510	1,955,366
		Biotechnology Total	7,210,187
Health Care Providers & Services – 5.2%
	Cardinal Health, Inc.	111,560	5,832,357
	Coventry Health Care, Inc. (a)	40,530	2,011,504
	McKesson Corp.	75,330	2,226,001
	WebMD Corp. (a)	692,720	5,022,220
		Health Care Providers & Services Total	15,092,082
Pharmaceuticals – 6.7%
	Barr Pharmaceuticals, Inc. (a)	130,030	5,077,671
	Biovail Corp. (a)	188,310	2,834,065
	Endo Pharmaceuticals Holdings, Inc. (a)	137,960	2,825,421
	Johnson & Johnson	50,075	3,020,524
	Pfizer, Inc.	203,504	5,651,306
		Pharmaceuticals Total	19,408,987
		HEALTH CARE TOTAL	41,711,256
INDUSTRIALS – 5.9%
Airlines – 1.5%
	Southwest Airlines Co.	282,260	4,439,950
		Airlines Total	4,439,950
Commercial Services & Supplies – 2.2%
	ARAMARK Corp., Class B	61,600	1,611,456
	ServiceMaster Co.	121,890	1,605,291
	Waste Management, Inc.	101,365	3,021,691
		Commercial Services & Supplies Total	6,238,438
Construction & Engineering – 1.0%
	Jacobs Engineering Group, Inc. (a)	63,280	2,908,982
		Construction & Engineering Total	2,908,982

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.3%
	Molex, Inc., Class A	41,800	1,015,322
		Electrical Equipment Total	1,015,322
Road & Rail – 0.9%
	Union Pacific Corp.	40,040	2,540,138
		Road & Rail Total	2,540,138
		INDUSTRIALS TOTAL	17,142,830
INFORMATION TECHNOLOGY – 19.1%
Communications Equipment – 2.5%
	Cisco Systems, Inc. (a)	72,600	1,358,346
	Lucent Technologies, Inc. (a)	357,030	1,403,128
	Nortel Networks Corp. (a)	1,294,840	4,493,095
		Communications Equipment Total	7,254,569
Computers & Peripherals – 5.4%
	Hewlett-Packard Co.	227,850	4,557,000
	International Business Machines Corp.	60,395	5,691,625
	SanDisk Corp. (a)	238,930	5,395,039
		Computers & Peripherals Total	15,643,664
Semiconductors & Semiconductor Equipment – 4.9%
	Analog Devices, Inc.	97,040	3,585,628
	Broadcom Corp., Class A (a)	51,770	1,683,560
	Intel Corp.	134,990	3,017,026
	Linear Technology Corp.	120,210	4,587,214
	Maxim Integrated Products, Inc.	33,210	1,360,282
		Semiconductors & Semiconductor Equipment Total	14,233,710
Software – 6.3%
	Fair Isaac Corp.	44,320	1,470,538
	Microsoft Corp.	387,980	10,401,744
	Oracle Corp. (a)	277,500	3,513,150
	Synopsys, Inc. (a)	150,470	2,652,786
		Software Total	18,038,218
		INFORMATION TECHNOLOGY TOTAL	55,170,161
MATERIALS – 7.3%
Chemicals – 2.0%
	E.I. du Pont de Nemours & Co.	124,640	5,648,685
		Chemicals Total	5,648,685
Containers & Packaging – 3.1%
	Sealed Air Corp. (a)	81,640	4,197,112

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – (continued)
	Smurfit-Stone Container Corp. (a)	264,730	4,754,551
		Containers & Packaging Total	8,951,663
Metals & Mining – 2.2%
	Alcoa, Inc.	65,400	2,222,292
	International Steel Group, Inc. (a)	104,700	4,222,551
		Metals & Mining Total	6,444,843
		MATERIALS TOTAL	21,045,191
TELECOMMUNICATION SERVICES – 6.9%
Diversified Telecommunication Services – 5.9%
	Brasil Telecom Participacoes SA, ADR	110,750	4,129,867
	CenturyTel, Inc.	53,240	1,752,661
	Qwest Communications International, Inc. (a)	1,113,040	4,452,160
	Telefonos de Mexico SA de CV, ADR	126,280	4,421,063
	Verizon Communications, Inc.	54,850	2,261,465
		Diversified Telecommunication Services Total	17,017,216
Wireless Telecommunication Services – 1.0%
	Nextel Communications, Inc., Class A (a)	105,170	2,993,138
		Wireless Telecommunication Services Total	2,993,138
		TELECOMMUNICATION SERVICES TOTAL	20,010,354
	Total Common Stocks (cost of $253,155,851)		286,133,338

		Par ($)

Short-Term Obligation – 1.1%

	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840%, collateralized by a U.S. Treasury Note maturing 07/15/09, market value of $3,165,213 (repurchase proceeds $3,101,159)	3,101,000	3,101,000

	Total Short-Term Obligation (cost of $3,101,000)		3,101,000

Value ($)*

Total Investments – 100.1% (cost of $256,256,851)(b)(c)	289,234,338

Other Assets & Liabilities, Net – (0.1)%	(271,069)

Net Assets – 100.0%	288,963,269

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $256,256,851.

(c)	Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$34,514,156	$(1,536,669)	$32,977,487

Acronym	Name

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Common Stock Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005